Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (95,183)	$ (72,953)
Change in foreign currency translation adjustment	1,370	(966)
Change in unrealized (losses) gains on marketable securities:
Unrealized (losses) gains arising during the period	(320)	126
Net change (net of tax effect of $98 and $(48))	(320)	126
Change in unrealized (losses) gains on cash flow hedges:
Unrealized losses arising during the period	(652)	(671)
Less -reclassification adjustment for net (losses) gains realized and included in net income	(198)	697
Net change (net of tax effect of $116 and (4))	(850)	26
Total other comprehensive income (loss)	200	(814)
Comprehensive loss	$ (94,983)	$ (73,767)